Commitment and Contingencies	11 Months Ended
Dec. 31, 2024
Commitment and Contingencies [Abstract]
Commitment and Contingencies

13. Commitment and Contingencies

Leases

In April 2024, the Company entered into an operating lease agreement for the Company’s headquarters in Menlo Park, California, which commenced on June 15, 2024 with an initial term of 39.5 months. The Company leases office space under this noncancelable operating lease agreement. Lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate when measuring operating lease liabilities as discount rates were not implicit or readily determinable.

As of December 31, 2024, the Company had $0.9 million of operating lease right-of-use assets, operating lease liability, current of $0.2 million, and operating lease liability, noncurrent of $0.8 million on its consolidated balance sheet. As of December 31, 2024, the operating lease arrangement had a remaining lease term of 33 months and a discount rate of 17.95%. For the period from February 6, 2024 (inception) to December 31, 2024, the Company recorded operating and variable lease expense of $0.3 million in general and administrative expenses in its consolidated statement of operations and comprehensive loss.

The following table presents the Company’s supplemental cash flow information related to leases (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities	$116

The following table summarizes a maturity analysis of the Company’s operating lease liabilities showing the aggregate lease payments as of December 31, 2024 (in thousands):

Year ending December 31,	Amount
2025	$369
2026	494
2027	380
Total undiscounted lease payments	1,243
Less: imputed interest	(275)
Total discounted lease payments	968
Less: current portion of lease liability	(213)
Non-current portion of lease liability	$755

Cell Line License Agreement

In March 2024, the Company entered into the Cell Line License Agreement (the “Cell Line License Agreement”) with WuXi Biologics Ireland Limited (“WuXi Biologics”). Under the Cell Line License Agreement, the Company received a non-exclusive, worldwide, sublicensable license to certain of WuXi Biologics’ know-how, cell line, biological materials (the “WuXi Biologics Licensed Technology”) and media and feeds to make, have made, use, sell and import certain therapeutic products produced through the use of the cell line licensed by WuXi Biologics under the Cell Line License Agreement (the “WuXi Biologics Licensed Products”). Specifically, the WuXi Biologics Licensed Technology is used in certain manufacturing activities in support of the ORKA-001 and ORKA-002 programs.

In consideration for the license, the Company agreed to pay WuXi Biologics a non-refundable license fee of $150,000, which was recognized as a research and development expense during the period from February 6, 2024 (inception) to December 31, 2024. Additionally, to the extent that the Company manufactures its commercial supplies of bulk drug product with a manufacturer other than WuXi Biologics or its affiliates, the Company is required to make royalty payments to WuXi Biologics at a rate of less than one percent of net sales of WuXi Biologics Licensed Products manufactured by the third-party manufacturer. Pursuant to an amendment to the Cell Line License Agreement effective in November 2024, a provision was added that permits the royalties owed under the agreement to be bought out on a product-by-product basis for a lump-sum payment.

The Cell Line License Agreement will continue indefinitely unless terminated (i) by the Company upon six months’ prior written notice and its payment of all undisputed amounts due to WuXi Biologics through the effective date of termination, (ii) by WuXi Biologics for a material breach by the Company that remains uncured for 60 days after written notice, (iii) by WuXi Biologics if the Company fails to make a payment and such failure continues for 30 days after receiving notice of such failure, or (iv) by either party upon the other party’s bankruptcy.